LIQUIDITY AND RECENT EQUITY EVENTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 05, 2020	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Aug. 05, 2021
Short-term Debt [Line Items]
Net loss			$ 1,425,895	$ 1,167,295	$ 1,999,655	$ 3,368,365	$ 2,172,365	$ (2,857,000)
Cash used in operating activities					3,113,334	$ (165,496)	$ (171,017)	$ (444,765)
Debt forgiveness					448,000
Proceeds from equity		$ 9,832,000
Payments on redeemed shares		$ 7,162,000
Private Placement [Member]
Short-term Debt [Line Items]
Issuance of warrant shares									16,833,333
Exercise price of warrants									$ 0.35
Pre-Funded Warrants [Member]
Short-term Debt [Line Items]
Issuance of warrant shares									16,833,333
Exercise price of warrants									$ 0.01
Issuance of warrant shares									16,833,333
Redemption Agreement [Member]
Short-term Debt [Line Items]
Shares redeemed		19,623,155
Proceeds from equity		$ 7,162,000
Purchase Agreement [Member]
Short-term Debt [Line Items]
Common stock, shares, issued									16,500,001
Issuance of warrant shares									16,500,000
Exercise price of warrants									$ 0.35
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt forgiveness					$ 448,000
Paycheck Protection Program [Member] | Crestmark Bank [Member]
Short-term Debt [Line Items]
Proceeds from loan	$ 444,000